COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES [Line Items]
2017	$ 15,000	$ 25,000
2018	25,000	25,000
2019	25,000	25,000
2020	25,000	25,000
2021	25,000	25,000
Thereafter	42,500	42,500
Total	$ 157,500	$ 167,500